Hedging derivatives (Tables)	12 Months Ended
Dec. 31, 2020
Hedging derivatives
Schedule of types of hedge of derivatives qualifying for hedge accounting

	12/31/2019		12/31/2020
	Assets	Liabilities	Assets	Liabilities

Fair value hedges	925	5,306	11	16,604
Cash flow hedges	8,331	2,217	8,295	2,474
	9,256	7,523	8,306	19,078

Schedule of reconciliation of valuation adjustments - Cash flow hedges

	2018	2019	2020

Balance at January 1	356	(290)	(276)
Valuation adjustments	(882)	29	(376)
Amounts recycled to consolidated income statement	(40)	(9)	(43)
Of which:
Income from cash flow hedging financial derivatives and discontinued cash flow hedge accounting	(42)	(11)	(43)
Cash flow hedges ineffectiveness (Note 39)	2	2	—
Income taxes	276	(6)	126
Balance at December 31	(290)	(276)	(569)

Schedule of estimated cash flows of the cash flow hedges

		Between 3 Months and	Between 1 Year and 5
	Less than 3 Months	1 Year	Years	More than 5 Years	Total

Cash flows to be received	264	698	739	1	1,702
Cash flows to be paid	(670)	(884)	(959)	(2)	(2,515)

Fair value hedges
Hedging derivatives
Schedule of hedging derivative positions

As of December 31, 2019, the hedging financial derivative positions are as follows:

		Nominal
		(Million in
	Nominal	Transaction	Transaction
	(Million Pesos)	Currency)	Currency	Hedged Item and Risk Hedged

IRS	3,900	3,900	Peso	Loans - Interest rate risk

IRS	114	6	USD	Loans - Interest rate risk

IRS	6,422	6,422	Peso	Promissory notes - Interest rate risk

IRS	47,046	47,046	Peso	M Bonds - Interest rate risk

CCS	313	13	USD	Loans - Interest rate and foreign exchange risk

CCS	25,256	1,181	Euro	UMS - Interest rate and foreign exchange risk

CCS	5,394	280	USD	UMS - Interest rate and foreign exchange risk

CCS	1,492	58	Pound sterling	UMS - Interest rate and foreign exchange risk

CCS	3,287	703	UDI	UDIBONDS - Interest rate and inflation risk

As of December 31, 2020, the hedging financial derivative positions are as follows:

		Nominal
		(Million in
	Nominal	Transaction	Transaction
	(Million Pesos)	Currency)	Currency	Hedged Item and Risk Hedged

IRS	2,333	2,333	Peso	Loans - Interest rate risk

IRS	1,000	1,000	Peso	Promissory notes - Interest rate risk

IRS	47,047	47,047	Peso	M Bonds - Interest rate risk

CCS	265	13	Euro	Loans - Interest rate and foreign exchange risk

CCS	16	1	USD	Loans - Interest rate and foreign exchange risk

CCS	23,431	1,089	Euro	UMS - Interest rate and foreign exchange risk

CCS	7,824	398	USD	UMS - Interest rate and foreign exchange risk

CCS	1,492	58	Pound sterling	UMS - Interest rate and foreign exchange risk

CCS	1,895	405	UDI	UDIBONDS - Interest rate and inflation risk

Cash flow hedges
Hedging derivatives
Schedule of hedging derivative positions

As of December 31, 2019, the positions in financial derivatives for cash flow hedging purposes are as follows:

		Nominal
		(Million in
	Nominal	Transaction	Transaction
	(Million Pesos)	Currency)	Currency	Hedged Item and Risk Hedged

IRS	11,311	11,311	Peso	Unsecured notes - Interest rate risk

CCS	2,830	150	USD	Unsecured notes - Foreign exchange risk

CCS	2,358	166	USD	Loans - Foreign exchange risk

CCS	1,854	104	Euro	Loans - Foreign exchange risk

CCS	777	34	Pound sterling	Loans - Foreign exchange risk

CCS	10,234	543	USD	Senior Unsecured Notes - Foreign exchange risk

CCS	2,657	136	Euro	UMS - Foreign exchange risk

CCS	260	10	Pound sterling	UMS - Foreign exchange risk

CCS	911	50	USD	UMS - Foreign exchange risk

Forward Fx-BRL	32,372	6,919	BRL	Brazilian Government Notes - Foreign exchange risk

Forward Fx-USD	37,743	1,726	USD	Brazilian Government Notes - Foreign exchange risk

As of December 31, 2020, the positions in financial derivatives for cash flow hedging purposes are as follows:

		Nominal
		(Million in
	Nominal	Transaction	Transaction
	(Million Pesos)	Currency)	Currency	Hedged Item and Risk Hedged

IRS	11,311	11,311	Peso	Unsecured notes - Interest rate risk

CCS	872	69	USD	Loans - Foreign exchange risk

CCS	655	39	Euro	Loans - Foreign exchange risk

CCS	10,800	543	USD	Senior Unsecured Notes - Foreign exchange risk

CCS	2,284	116	Euro	UMS - Foreign exchange risk

CCS	260	10	Pound sterling	UMS - Foreign exchange risk

CCS	911	50	USD	UMS - Foreign exchange risk

Forward Fx-BRL	22,644	6,662	BRL	Brazilian Government Notes - Foreign exchange risk

Forward Fx-USD	32,122	1,137	USD	Brazilian Government Notes - Foreign exchange risk